Debt Arrangements (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended
	Sep. 21, 2022	Aug. 04, 2022	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 11, 2022	Mar. 04, 2021	Apr. 30, 2020
Debt Arrangements (Details) [Line Items]
Convertible promissory notes			$ 89,663
Warrant conversion shares of common stock (in Shares)			8,147,938
Fair value			$ 41,392
Remeasurement of Fair value			$ 48,271				$ 15
Additional paid in capital							$ 41,392
Convertible promissory notes								$ 500
Company recorded losses						$ 16,196		29,770
Loan amount				$ 2,000						$ 15,000
Interest rate	100.00%				50.00%		50.00%			6.50%
Cash disbursement	$ 17,012
Repayment of cash	15,000
Interest expense	649
Loss on extinguishment	$ 1,737	$ 6,022
Interest bears									$ 12,600
bears interest									12.00%
Maturity date									Apr. 01, 2023
Purchase of common stock (in Shares)							205,602
Additional loan amount		$ 5,250
Warrants to purchase common stock (in Shares)		169,310
Credit agreement interest rate	15.00%
Credit agreement description							The Company must comply with certain financial covenants as set forth in the Credit Agreement, including a minimum cash covenant and maximum net leverage ratio of 1.20 to 1.00.
Outstanding payment obligation							5.00%
Warrants to purchase common stock (in Shares)							1,500,000
Additional paid in capital							$ 2,076
Sponsor shares (in Shares)					600,000		600,000
Debt issuance costs					$ 2,779		$ 2,779
Professional services							1,006
Interest expense amounts					2,085		2,314
Amortization of debt discounts					523		579
Term loans non current					52,022		52,022
Principal balance					55,000		55,000
Interest accrual							2,314
Un amortized debt issuance expense					$ 5,292		$ 5,292
Loan amount											$ 2,599
Loans received				$ 4,599
Mortgage interest percentage							60.00%
Minimum [Member]
Debt Arrangements (Details) [Line Items]
bears interest									1.00%
Maximum [Member]
Debt Arrangements (Details) [Line Items]
bears interest									2.00%
Credit Agreement [Member]
Debt Arrangements (Details) [Line Items]
Cash disbursement	$ 22,351
Repayment of cash	17,850
Loss on extinguishment	55,000
Interest expense	130
Cash paid to prepayment	$ 4,371
First PPP loan [Member]
Debt Arrangements (Details) [Line Items]
Loan of recognized income								$ 2,599
Second PPP loan [Member]
Debt Arrangements (Details) [Line Items]
Loan of recognized income							$ 2,000